PERFORMANCE FEES LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Performance Fee Liability [Abstract]
Beginning balance	$ 39,893	$ 48,358
Contributions from equity holders	10	971
Performance fees expense	2,550	35,854
Payments	(271)	(44,867)
Translation adjustment	188	(423)
Ending balance	42,370	39,893
Employment related costs	$ 91,893	$ 135,110